Other disclosures - Credit Risk - Movement in impairment allowance on loans and advances at amortised cost (Details) - GBP (£)		6 Months Ended
		Jun. 30, 2019		Jun. 30, 2018
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions		£ 510,000,000		£ 156,000,000
Gross exposure [member] | Other financial assets subject to impairment [member]
Loans and advances at amortised cost
Opening balance		120,100,000,000
Ending balance		159,900,000,000
Impairment allowance [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions		510,000,000
Impairment allowance [member] | Loan commitments and financial guarantee contracts [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions		22,000,000
Impairment allowance [member] | Other financial assets subject to impairment [member]
Loans and advances at amortised cost
Opening balance		11,000,000
Ending balance		21,000,000
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges and other provisions	[1]	6,000,000
Financial assets at amortised cost [member] | Loans and advances [member]
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Decrease through write-off after applying recoveries, financial assets		580,000,000		745,000,000
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance		140,802,000,000
Business activity in the year		33,345,000,000
Final repayments		(24,037,000,000)
Disposals		(21,000,000)
Write-offs		(627,000,000)		(788,000,000)
Ending balance		148,395,000,000
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance		3,843,000,000
Business activity in the year		139,000,000
Net re-measurement and movement due to exposure and risk parameter changes		521,000,000
Final repayments		(124,000,000)
Disposals		(21,000,000)
Write-offs	[2]	(627,000,000)
Ending balance	[1]	3,731,000,000
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement excluding assets derecognised due to disposals and write-offs		536,000,000
Post write-off recoveries		47,000,000	[2]	£ 43,000,000
Exchange and other adjustments		(7,000,000)
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		0
Stage 1 [member] | Gross exposure [member] | Other financial assets subject to impairment [member]
Loans and advances at amortised cost
Opening balance		119,600,000,000
Ending balance		159,400,000,000
Stage 1 [member] | Impairment allowance [member] | Other financial assets subject to impairment [member]
Loans and advances at amortised cost
Opening balance		9,000,000
Ending balance		13,000,000
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance		122,589,000,000
Business activity in the year		32,336,000,000
Final repayments		(21,819,000,000)
Disposals		0
Write-offs		0
Ending balance		129,141,000,000
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(4,661,000,000)
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		3,540,000,000
Stage 1 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		36,000,000
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance		489,000,000
Business activity in the year		95,000,000
Net re-measurement and movement due to exposure and risk parameter changes		(243,000,000)
Final repayments		(31,000,000)
Disposals		0
Write-offs		0
Ending balance	[1]	499,000,000
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		(58,000,000)
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		246,000,000
Stage 1 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		1,000,000
Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member] | Financial assets at fair value through other comprehensive income [member]
Loans and advances at amortised cost
Opening balance		500,000,000
Ending balance		500,000,000
Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member] | Financial assets at fair value through other comprehensive income [member]
Loans and advances at amortised cost
Opening balance		2,000,000
Ending balance		3,000,000
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance		14,024,000,000
Business activity in the year		984,000,000
Final repayments		(1,803,000,000)
Disposals		0
Write-offs		0
Ending balance		14,878,000,000
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		4,348,000,000
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(4,255,000,000)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		98,000,000
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance		1,255,000,000
Business activity in the year		39,000,000
Net re-measurement and movement due to exposure and risk parameter changes		251,000,000
Final repayments		(40,000,000)
Disposals		0
Write-offs	[2]	0
Ending balance	[1]	1,107,000,000
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		51,000,000
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		(456,000,000)
Lifetime expected credit losses [member] | Stage 2 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		7,000,000
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member] | Other financial assets subject to impairment [member]
Loans and advances at amortised cost
Opening balance		0
Ending balance		5,000,000
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member] | Other financial assets subject to impairment [member]
Loans and advances at amortised cost
Opening balance		0
Ending balance		5,000,000
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance		4,189,000,000
Business activity in the year		25,000,000
Final repayments		(415,000,000)
Disposals		(21,000,000)
Write-offs		(627,000,000)
Ending balance		4,376,000,000
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		313,000,000
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		715,000,000
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Gross exposure [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		(134,000,000)
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member]
Loans and advances at amortised cost
Opening balance		2,099,000,000
Business activity in the year		5,000,000
Net re-measurement and movement due to exposure and risk parameter changes		513,000,000
Final repayments		(53,000,000)
Disposals		(21,000,000)
Write-offs	[2]	(627,000,000)
Ending balance	[1]	2,125,000,000
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 1 [member]
Loans and advances at amortised cost
Net transfers between stages		7,000,000
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 2 [member]
Loans and advances at amortised cost
Net transfers between stages		210,000,000
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Financial assets at amortised cost [member] | Impairment allowance [member] | Loans and advances [member] | Transfers from Stage 3 [member]
Loans and advances at amortised cost
Net transfers between stages		£ (8,000,000)

[1]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £ 159.9 bn ( December 2018: £ 120.1 bn) and impairment allowance of £ 21 m ( December 2018: £ 11 m). This comprises £ 13 m ECL ( December 2018: £ 9 m) on £ 159.4 bn stage 1 assets ( December 2018: £ 119.6 bn) and £ 3 m ( December 2018: £ 2 m) on £ 0.5 bn stage 2 fa ir value through other comprehensive income assets ( December 2018: £ 0.5 bn) and £ 5 m ( December 2018: £ nil ) on £ 5 m Stage 3 other assets ( December 20 18: £ nil )

[2]

In H119 , gross write-offs amounted to £ 6 27 m ( H1 18: £ 788 m) and post write-off recoveries amounted to £ 47 m ( H1 18: £ 43 m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £ 5 80 m ( H1 18: £ 745 m)